SUBSEQUENT EVENTS (Details) (Imported) $ in Thousands, $ in Thousands					10 Months Ended		12 Months Ended
	Feb. 04, 2020 USD ($)	Jan. 06, 2020 USD ($) oz	Jan. 01, 2020 USD ($) oz installment $ / oz	Dec. 27, 2019	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 42,693		$ 42,693	$ 0
Proceeds from borrowings, classified as financing activities								32,210
Repayments of borrowings, classified as financing activities								48,444
Gold dore prepayment
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 11,250
Quantity of Gold to Deliver or Sold | oz		3,000
Proceeds from borrowings, classified as financing activities	$ 11,250	$ 11,250
Percentage of Discount to Benchmark Price		0.65%
Repayment of Borrowings In Installments		804
Percentage of Prepayment Charges On Borrowings		3.00%
Gold Put Option Arrangements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Quantity of Put Option of Gold | oz			45,000
Average Cost of Put Option of Gold | $ / oz			9.33
Minimum Sale Price of Gold | $ / oz			1,500
3-month USD LIBOR [Member] | Gold dore prepayment
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate basis		5%
MACA Limited loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						16,060		$ 16,060	0
Borrowings, interest rate basis							Reserve Bank of Australia reserve	Reserve Bank of Australia reserve
Repayments of borrowings, classified as financing activities					$ 32,343	$ 22,529	$ 6,000
Borrowings, interest rate						5.80%		5.80%
MACA Limited loan | Repayment of borrowings
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, Percentage Of Net Cash Proceeds From Third Party Debt Or Equity Financing							10.00%	10.00%
Repayments of borrowings, classified as financing activities			$ 1,000
IXM Note
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 10,010		$ 10,010	$ 0
Borrowings, interest rate basis				3-month USD LIBOR
IXM Note | Repayment of borrowings
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, Percentage Of Net Cash Proceeds From Third Party Debt Or Equity Financing			10.00%
Banco Bradesco [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 10,000
Proceeds from borrowings, classified as financing activities			$ 2,500
Repayment of Borrowings In Installments			1,111
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities			$ 7,500
Number of Quaterly Repayments | installment			9
Return Of Cash Collateral Pledged On Repayment			$ 278
Borrowings, interest rate			3.70%
Banco Bradesco [Member] | Minimum | Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest on Cash Collateral			1.97%
Banco Bradesco [Member] | Maximum | Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest on Cash Collateral			2.40%